UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-8002
                                      ------------------------

                            KOREA EQUITY FUND, INC.
   -----------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                   (Address of principal executive offices)

                                Yasushi Suzuki
                            Korea Equity Fund, Inc.
                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 833-0018
                                                    --------------

Date of fiscal year end:   October 31, 2004
                         -------------------

Date of reporting period:  November 1, 2004 - January 31, 2005
                           -----------------------------------

Item 1.  Schedule of Investments

                                                                    KOREA EQUITY FUND, INC.
                                                                    SCHEDULE OF INVESTMENTS
                                                             IN SECURITIES OF UNAFFILIATED ISSUERS
                                                                         (Unaudited)
                                                                       January 31, 2005

                                                                                                                           % of
                                                                                             Market         Unrealized      Net
                                                          Shares            Cost             Value         Gain or Loss    Assets
                                                          ------            ----             -----         ------------    ------
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis.......................................       31,750          $909,058        $2,166,107       $1,257,049      3.7
  Automotive service components
Hyundai Motor Co., Ltd..............................       62,000         1,759,894         3,511,825        1,751,931      5.9
  Passenger cars, trucks, autoparts, and commercial
  vehicles
Kia Motors..........................................      128,500         1,176,589         1,575,766          399,177      2.7
                                                                        -----------       -----------      -----------     ----
  Automobiles and autoparts
Total Automotive Equipment and Parts.............................         3,845,541         7,253,698        3,408,157     12.3
                                                                        -----------       -----------      -----------     ----

Banking and Financial Services
Daishin Securities Co., Ltd.........................       29,600           369,024           443,640           74,616      0.7
  Securities trading, brokerage, and underwriting
  services
Hana Bank...........................................      115,400         2,270,183         3,060,487          790,304      5.2
  Commercial bank
Industrial Bank of Korea............................       40,000           298,938           322,725           23,787      0.5
  Commercial bank
Kookmin Bank........................................       42,408         1,719,234         1,816,012           96,778      3.1
  Commercial bank
Shinhan Financial Group Co., Ltd....................      130,500         2,126,296         3,270,438        1,144,142      5.5
  Consumer and commercial-related financial services
Woori Finance Holdings Co., Ltd.....................       50,000           431,248           450,122           18,874      0.8
                                                                        -----------       -----------      -----------     ----
  Diversified finance services
Total Banking and Financial Services.............................         7,214,923         9,363,424        2,148,501     15.8
                                                                        -----------       -----------      -----------     ----

Chemicals and Pharmaceuticals
Honam Petrochemical Corporation.....................       13,900           471,801           642,579          170,778      1.1
                                                                        -----------       -----------      -----------     ----
  Petrochemicals

Consumer Electronics
LG Electronics Inc..................................       29,400         1,544,851         2,020,088          475,237      3.4
  Digital display equipment
Samsung Electronics Co., Ltd........................       18,958         4,306,844         9,133,051        4,826,207     15.4
                                                                        -----------       -----------      -----------     ----
  Consumer electronics, computers, and
  telecommunications
Total Consumer Electronics.......................................         5,851,695        11,153,139        5,301,444     18.9
                                                                        -----------       -----------      -----------     ----

Electrical Machinery
Samsung SDI Co., Ltd................................       16,170         1,685,523         1,762,569           77,046      3.0
                                                                        -----------       -----------      -----------     ----
  Cathode ray tubes for televisions and computer
  monitors

Food and Beverages
Binggrae Co., Ltd...................................       13,830           306,861           457,635          150,774      0.8
  Dairy products
Nhong Shim Co., Ltd.................................        8,523           621,199         2,011,511        1,390,312      3.4
  Instant noodles
Orion Corp..........................................       19,600         1,279,985         2,355,815        1,075,830      4.0
                                                                        -----------       -----------      -----------     ----
  Snacks distributor
Total Food and Beverages.........................................         2,208,045         4,824,961        2,616,916      8.2
                                                                        -----------       -----------      -----------     ----


                                                                    KOREA EQUITY FUND, INC.
                                                                    SCHEDULE OF INVESTMENTS
                                                             IN SECURITIES OF UNAFFILIATED ISSUERS
                                                                         (Unaudited)
                                                                       January 31, 2005

                                                                                                                           % of
                                                                                             Market         Unrealized      Net
                                                          Shares            Cost             Value         Gain or Loss    Assets
                                                          ------            ----             -----         ------------    ------

Iron and Steel
POSCO...............................................       22,550        $2,444,024        $4,093,017       $1,648,993      6.9
                                                                        -----------       -----------      -----------     ----
  Hot and cold rolled steel products

Miscellaneous Manufacturing
Daewoo Shipbuilding & Marine Engineering Co., Ltd...       68,000         1,085,761         1,221,022          135,261      2.0
  Naval and commercial ships
Hankook Tire Co., Ltd...............................      147,000           864,406         1,695,328          830,922      2.9
  Radial tires, batteries and aluminum alloy wheels
KT&G Corp. .........................................       21,500           540,456           659,124          118,668      1.1
KT&G Corp. - 144A GDR *.............................       80,000           933,845         1,220,000          286,155      2.1
                                                                        -----------       -----------      -----------     ----
  Cigarettes and other tobacco products
Total Miscellaneous Manufacturing................................         3,424,468         4,795,474        1,371,006      8.1
                                                                        -----------       -----------      -----------     ----

Oil and Gas
SK Corporation......................................        9,800           557,194           519,805          (37,389)     0.9
  Refines, markets, and distributes oil
S-Oil Corporation...................................       17,300           714,547         1,111,241          396,694      1.9
                                                                        -----------       -----------      -----------     ----
  Petroleum and related products
Total Oil and Gas................................................         1,271,741         1,631,046          359,305      2.8
                                                                        -----------       -----------      -----------     ----

Retail
Shinsegae Co., Ltd..................................        6,660         1,426,328         1,866,745          440,417      3.2
                                                                        -----------       -----------      -----------     ----
  Department store chain

Services
Daelim Industrial Co., Ltd..........................       11,000           358,528           590,949          232,421      1.0
  Civil engineering, architectural and plant
  construction
Hanjin Shipping Co., Ltd............................       13,000           286,908           284,672           (2,236)     0.5
  Marine transportation
LG Engineering & Construction Corp..................       15,000           236,508           417,518          181,010      0.7
  Contracts civil engineering and achitectural works
Samsung Fire & Marine Insurance Co., Ltd............       21,050         1,406,415         1,638,929          232,514      2.8
                                                                        -----------       -----------      -----------     ----
  Non-life insurance
Total Services...................................................         2,288,359         2,932,068          643,709      5.0
                                                                        -----------       -----------      -----------     ----

Telecommunications
SK Telecom Co., Ltd.................................       12,700         2,439,700         2,212,457         (227,243)     3.7
                                                                        -----------       -----------      -----------     ----
  Mobile telecommunications and paging services

Utilities
Korea Electric Power Corp...........................       14,000           246,239           378,783          132,544      0.6
                                                                        -----------       -----------      -----------     ----
  Power supplier
TOTAL KOREAN EQUITY SECURITIES...................................       $34,818,387       $52,909,960      $18,091,573     89.5
                                                                        -----------       -----------      -----------     ----


KOREAN PREFERRED STOCKS
Automotive Equipment and Parts
Hyundai Motor Co., Ltd. PFD.........................       66,000           811,219         2,155,037        1,343,818      3.6
                                                                        -----------       -----------      -----------     ----
  Passenger cars, trucks, autoparts, and commercial
  vehicles

Consumer Electronics
Samsung Electronics Co., Ltd  PFD +.................        6,420         1,308,514         1,999,416          690,902      3.4
                                                                        -----------       -----------      -----------     ----
  Consumer electronics, computers, and
  telecommunications
TOTAL KOREAN PREFERRED STOCKS....................................        $2,119,733        $4,154,453       $2,034,720      7.0
                                                                        -----------       -----------      -----------     ----



                                                                    KOREA EQUITY FUND, INC.
                                                                    SCHEDULE OF INVESTMENTS
                                                             IN SECURITIES OF UNAFFILIATED ISSUERS

                                                                         (Unaudited)
                                                                       January 31, 2005

                                                                                                                           % of
                                                                                             Market         Unrealized      Net
                                                          Shares            Cost             Value         Gain or Loss    Assets
                                                          ------            ----             -----         ------------    ------

TOTAL INVESTMENTS................................................       $36,938,120       $57,064,413      $20,126,293**   96.5
                                                                        -----------       -----------      -----------     ----

OTHER ASSETS LESS LIABILITIES, NET...............................                          $2,075,680                       3.5
                                                                                          -----------                      ----

NET ASSETS.......................................................                         $59,140,093                     100.0
                                                                                          ===========                     =====


+ Non-Income Producing Security
* Restricted Security
** Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost is $20,393,161.
   Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value is $266,868.

                                                          Portfolio securities and foreign currency holdings were translated at the following exchange rate as of January 31, 2005.

                                                          Korean won          KRW           1,027.50          =  $1.00


Item 2.  Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.



By:      /s/ Yasushi Suzuki
         ------------------
         Yasushi Suzuki, President
         (Principal Executive Officer)

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




By:      /s/ Rita Chopra-Brathwaite
         --------------------------
         Rita Chopra-Brathwaite, Treasurer
         (Principal Financial Officer)

Date:    February 28, 2005